SCHEDULE OF RECONCILIATION OF THE STATUTORY INCOME TAX RATE TO EFFECTIVE TAX RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal rate	$ (2,460,000)	$ (142,000)
Stock compensation	1,020,000
Gain on extinguishment		(115,000)
Federal RTP	(30,000)
Deferred tax adjustment	(150,000)
Other	(4,000)	1,000
Change in valuation allowance	1,624,000	256,000
Income Tax Provision (Benefit)